S000044971 [Member] Investment Strategy - iShares GSCI Commodity Dynamic Roll Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Underlying Index”), which measures the performance of futures contracts such as aluminum, Brent crude oil, cocoa, coffee, copper, corn, cotton, gas oil, feeder cattle, gold, heating oil, lean hogs, lead, live cattle, natural gas, nickel, silver, soybeans, sugar, unleaded gasoline, wheat, West Texas Intermediate crude oil and zinc. The Underlying Index is rebalanced on an annual basis.
The Fund, through its Subsidiary (as defined below), invests in financial instruments providing exposure to commodities and not in the physical commodities themselves. In seeking to achieve its investment objective, the Fund invests in a combination of exchange-traded commodity futures contracts, exchange-traded options on commodity-related futures contracts and exchange-cleared commodity-related swaps (together, “Commodity-Linked Investments”), thereby obtaining exposure to the commodities markets. Commodity-Linked Investments may also include exchange-cleared swaps on commodities and exchange-traded options on futures that provide exposure to the investment returns of the commodities markets. Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in short-term, investment-grade fixed-income securities that include U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements, money market instruments and cash and other cash equivalents (collectively, “Fixed-Income Investments”). The Fund invests in Fixed-Income Investments for investment purposes and to provide sufficient assets to account for (or “cover”) mark-to-market changes and to collateralize the Subsidiary’s Commodity-Linked Investments exposure on a day-to-day basis.
As of October 31, 2025, the Underlying Index had 24 components.
The Fund gains exposure to Commodity-Linked Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary invests solely in Commodity-Linked Investments and cash and cash equivalents.
In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity-Linked Investments held in the Subsidiary are intended to provide the Fund with exposure to commodity markets within the limits of current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity-Linked Investments.
The remainder of the Fund’s assets are invested directly by the Fund, primarily in Fixed-Income Investments. The Fund or the Subsidiary may from time to time invest in other exchange-traded funds (“ETFs”), exchange-traded notes or commodity-linked notes.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of such instruments above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). The Subsidiary is also deemed a commodity pool. BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary and is subject to regulation by the CFTC and the National Futures Association (“NFA”).
The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in (i) equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities, including but not limited to commodity-linked derivatives such as commodity-linked notes, commodity futures, forward contracts and swaps and other similar derivative instruments and investment vehicles that invest in commodities, or commodity-linked derivatives, and (ii) the industry or group of industries that constitutes the energy sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in (i) equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities, including but not limited to commodity-linked derivatives such as commodity-linked notes, commodity futures, forward contracts and swaps and other similar derivative instruments and investment vehicles that invest in commodities, or commodity-linked derivatives, and (ii) the industry or group of industries that constitutes the energy sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.